Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ 756,833	¥ 780,005
Morgan Stanley
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,240,000	2,714,000
Total non-interest expenses	2,193,000	1,838,000
Income from continuing operations before income taxes	1,037,000	838,000
Morgan Stanley | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ 793,000	¥ 632,000